FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets, Carrying	$ 876	$ 646
Financial assets, Fair Value	876	646
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	7,541	7,063
Financial liabilities, Fair Value	7,692	7,309
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	326	334
Financial liabilities, Fair Value	326	334
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	3,740	3,477
Financial liabilities, Fair Value	3,891	3,723
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	2,497	2,221
Financial liabilities, Fair Value	2,497	2,221
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	978	1,031
Financial liabilities, Fair Value	978	1,031
Class C Shares [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, Fair Value	78
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying	370	192
Financial assets, Fair Value	370	192
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying	482	427
Financial assets, Fair Value	482	427
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying	24	27
Financial assets, Fair Value	$ 24	$ 27